Subsequent Events (Details) - USD ($)								1 Months Ended				12 Months Ended
	Feb. 24, 2023	Feb. 23, 2023	Feb. 01, 2023	Aug. 25, 2022	Aug. 16, 2022	Jun. 04, 2021	Jan. 11, 2021	Mar. 30, 2023	Feb. 28, 2023	Aug. 31, 2022	Jan. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 08, 2023	Jan. 25, 2023	Dec. 14, 2021	May 31, 2018
Subsequent Event [Line Items]
Conversion price (in dollars per share)												$ 63.5892
Issue of common shares										$ 260,400,000	$ 28,900,000	$ 313,800,000	$ 46,000,000.0	$ 62,800,000
Issued and fully paid share capital												$ 23,000,000.0	$ 13,800,000
Issued shares (in shares)												229,263,598	137,218,175	110,159,352
Ordinary shares, par value (in dollars per share)												$ 0.10					$ 0.05
Authorized share capital												$ 25,500,000
Authorized shares (in shares)												255,000,000	180,000,000	119,326,923
Stock authorized during period (in shares)				35,000,000	40,000,000	35,000,000	25,673,077
$350 million Convertible Bonds
Subsequent Event [Line Items]
Principal												$ 350,000,000						$ 350,000,000
Conversion price (in dollars per share)												$ 63.5892
Debt instrument, interest rate												3.875%
Short-term debt outstanding												$ 350,000,000
Subsequent event
Subsequent Event [Line Items]
SLA intended shares (in shares)																25,000,000
Issued and fully paid share capital	$ 25,426,359.8		$ 24,426,359.8
Issued shares (in shares)	254,263,598		244,263,598
Ordinary shares, par value (in dollars per share)	$ 0.10	$ 0.10	$ 0.10
Authorized share capital		$ 31,500,000
Authorized shares (in shares)		315,000,000
Stock authorized during period (in shares)		60,000,000
Subsequent event | Unlisted shares
Subsequent Event [Line Items]
SLA intended shares (in shares)								25,000,000
Issue of common shares	$ 1,000,000		$ 1,500,000
SLA shares outstanding (in shares)	10,000,000							10,000,000
Subsequent event | Drew Holdings Limited | DNB
Subsequent Event [Line Items]
SLA intended shares (in shares)																15,000,000
Subsequent event | Drew Holdings Limited | Unlisted shares
Subsequent Event [Line Items]
SLA intended shares (in shares)			15,000,000
SLA shares lent to related party								15,000,000
Subsequent event | Senior unsecured convertible bonds, due 2028
Subsequent Event [Line Items]
Principal									$ 250,000,000						$ 250,000,000
Conversion price (in dollars per share)									$ 7.3471
Debt instrument, interest rate									5.00%
Subsequent event | Senior secured bonds, due 2026
Subsequent Event [Line Items]
Principal									$ 150,000,000
Debt instrument, interest rate									9.50%
Subsequent event | $350 million Convertible Bonds
Subsequent Event [Line Items]
Short-term debt outstanding								$ 151,200,000
Repayments of short-term debt								$ 177,800,000
Subsequent event | $350 million Convertible Bonds | Senior unsecured convertible bonds, due 2028
Subsequent Event [Line Items]
Debt exchange, original debt amount									$ 21,000,000